38
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):[ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SPO Partners & Co.
Address:    591 Redwood Highway, Suite 3215
            Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William J. Patterson
Title:	Managing Director and Vice President
Phone:	(415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson    Mill Valley, CA  January 22, 2002
------------------------    ---------------  ----------------
[Signature]                 [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$ 332,009
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-4164                  SF Advisory Corp.



Form 13F INFORMATION TABLE

COLUMN 1         COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8
--------------   --------  --------  --------  ------------------  -----------  -------- ------------------
                 TITLE OF             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER   CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------   --------  --------  --------   -----------------  -----------  -------- ------------------
AMERICAN TOWER
CORP.            CLA      029912201  $53,932   5,695,000 SH         DEFINED     1         5,695,000
CRESCENT REAL
ESTATE EQ        COM      225756105  $75,444   4,165,900 SH         DEFINED     1         4,165,900
CROWN CASTLE
INTERNATIONAL    COM      228227104  $27,732   2,596,663 SH         DEFINED     1         2,596,663
ENSCO INTL INC   COM      26874Q100  $94,278   3,793,900 SH         DEFINED     1         3,793,900
GULF INDONESIA
RES LTD.         COM      402284103  $ 4,118     457,500 SH         DEFINED     1           457,500
PROQUEST         COM      74346P102  $49,671   1,464,800 SH         DEFINED     1         1,464,800
PURE RESOURCES   COM      74622E102  $26,834   1,335,000 SH         DEFINED     1         1,335,000
